UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust

(Exact name of registrant as specified in charter)

145 East 57th Street, 10th Floor, New York, New York 10022

(Address of principal executive offices)      (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 83.58%				Retail - (Continued)
				*	dELiA*s Inc.	93,686	$ 149,898
Commercial Services - 0.63%				a	Sears Canada Inc.	19,407	378,701
*	Permier Exhibitions, Inc.	1,829	$ 8,157	*	Sears Holdings Corporation	4,951	401,031
*	TravelCenters of America LLC	27,831	73,752		Target Corporation	583	26,369
			81,909		Wal-Mart Stores, Inc.	1,200	70,344
Diversified Financial Services - 2.73%							2,825,230
	American Express Company	9,515	353,197	Telecommunications - 2.69%
				*	EchoStar Corporation	10,891	348,403
Food - 15.91%
*	American Italian Pasta Company	27,000	297,000	Transportation - 0.00%
*	Winn-Dixie Stores, Inc	111,030	1,764,267	*	Sirva Inc.	256,376	77
			2,061,267
Holding Company - Diversified - 13.77%				Total Common Stocks (Cost $14,599,417)			10,830,709
	Resource America, Inc.	152,504	1,784,297
				CALL OPTIONS PURCHASED (Note 2) - 3.54%
Home Furnishings - 0.12%				*	American Express Company, 01/17/2009
	Whirlpool Corporation	200	15,140		Strike $50.00	9,700	10,185
				*	Johnson & Johnson, 01/17/2009
Insurance - 23.23%					Strike $50.00	400	7,420
*	Berkshire Hathaway Inc.	160	612,640	*	Odyssey Re Holdings Corp., 08/16/2008
a	Fairfax Financial Holdings Limited	7,449	1,906,944		Strike $30.00	3,800	35,150
*ε	Greenlight Capital Re Limited	4,505	92,803	*	Target Corporation, 01/17/2009
	Odyssey Re Holdings Corp.	10,203	398,631		Strike $40.00	16,000	139,200
			3,011,018	*	Target Corporation, 01/16/2010
Internet - 0.59%					Strike $45.00	25,000	266,875
*a	Photochannel Networks, Inc.	22,446	76,092
				Total Call Options Purchased
Leisure Time - 1.46%					(Cost $903,703)		458,830
*	Ambassadors International, Inc.	70,653	189,350
				WARRANTS - 1.23%
Oil & Gas - 0.61%				*	GHL Acquisition Corporation	19,965	11,979
*	Contango Oil & Gas Company	927	79,055	*	GLG Partners, Inc.	8,317	23,620
				*	Hicks Acquisition Co. I, Inc.	78,932	34,730
Real Estate Investment Trust - 0.04%				*	Liberty Acquisition Holdings Corp.	14,631	25,312
Winthrop Realty Trust		1,408	5,674	*	Trian Acquisition I Corporation	99,460	63,654

Retail - 21.80%				Total Warrants (Cost $164,538)			159,295
Barnes & Nobles, Inc.		22,923	542,358
Borders Group, Inc.		203,543	997,361
*	Celebrate Express, Inc.	67,668	259,168

(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2008
	Shares	Market Value (Note 1)

INVESTMENT COMPANY - 2.89%			Note 1 - Investment Valuation
§	HighMark 100% US Treasury Money Market Fund, 1.21%

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(Cost $375,079)	375,079	$ 375,079

Total Investments (Cost $16,042,737) - 91.24%		$ 11,823,913
Other Assets Less Liabilities - 8.76%		1,135,102

Net Assets - 100.00%		$ 12,959,015

*	Non-income producing investment.
a	Canadian security-represents 18.22% of Net Assets (note 3).
ε	Cayman Islands security represents 0.72% of Net
	Assets (note 3).
§	Represents 7 day effective yield at July 31, 2008.

Aggregate cost for federal income tax purposes and book purposes is the same. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 516,286
Aggregate gross unrealized depreciation		(4,735,110)

Net unrealized depreciation		$ (4,218,824)

Summary of Investments by Industry
	% of Net Assets	Market
Industry		Value
Banks	0.18%	$ 23,620
Commercial Services	0.63%	81,909
Diversified Financial Services	3.85%	499,057
Food	15.91%	2,061,267
Holding Company - Diversified	13.77%	1,784,297
Home Furnishings	0.12%	15,140
Insurance	23.51%	3,046,168
Internet	0.59%	76,092
Investment Company	2.89%	375,079
Leisure Time	1.46%	189,350
Oil & Gas	0.61%	79,055
Real Estate Investment Trust	0.04%	5,674
Retail	24.99%	3,238,725
Telecommunications	2.69%	348,403
Transportation	0.00%	77
Total	91.24%	$ 11,823,913

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2008

Note 1 - Investment Valuation (Continued)		Note 3 - Foreign Currency Translation (Continued)
The following is a summary of the inputs used as of July 31, 2008, in valuing the Fund's assets:

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Valuation Inputs	Investments In Securities
Level 1	11,823,836
Level 2	77
Level 3	0
Total	$11,823,913

Note 2 - Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 3 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 91.09%				Software - 5.80%
					Microsoft Corp.	16,100	$ 414,092
Biotechnology - 4.77%
*ε	American Oriental			Telecommunications - 3.64%
	Bioengineering, Inc. †	36,000	$ 340,200	*	Cisco Systems, Inc. †	11,800	259,482

Computers - 3.95%				Total Common Stocks (Cost $7,016,036)			6,502,443
*	EMC Corporation †	18,800	282,188
				PUT OPTION PURCHASED (Note 3) - 2.13%
Diversified Financial Services - 3.43%				*	iShares Russell 2000 Index Fund, 01/17/2009
	American Express Company †	6,600	244,992		Strike $80.00	14,600	151,840

Food - 5.09%				Total Put Option Purchased (Cost $135,409)			151,840
	Whole Foods Market, Inc.	16,400	363,588
				LIMITED PARTNERSHIP - 4.58%
Healthcare - Products - 3.19%					AllianceBernstein Holding LP
*π	Syneron Medical Ltd. †	16,200	227,448		(Cost $371,542)	6,300	327,285

Insurance - 8.11%				INVESTMENT COMPANY (Open-ended) - 3.99%
a	Fairfax Financial Holdings Limited	1,300	332,800	§	HighMark 100% US Treasury Money Market Fund, 1.21%
	Odyssey Re Holdings Corp.	6,300	246,141		(Cost $284,599)	284,599	284,599
			578,941
Internet - 6.35%				Total Investments (Cost $7,807,586) - 101.79%			$ 7,266,167
*	eBay Inc. †	18,000	453,060	Liabilities In Excess Of Other Assets - (1.79)%			(127,506)

Investment Company (Closed-ended) - 5.36%				Net Assets - 100.00%			$ 7,138,661
	Prospect Capital Corporation	29,000	382,800
				*	Non-income producing investment.
Mining - 9.49%				a	Canadian security (note 2).
*a	Kinross Gold Corp. †	12,600	228,690	ε	Chinese security (note 2).
*a	Seabridge Gold Inc. †	22,600	448,610	π	Israel Security (note 2).
			677,300	†	Portion of security pledged as collateral for call options written.
Oil & Gas - 17.26%				§	Represents 7 day effective yield at July 31, 2008.
*	ATP Oil & Gas Corp. †	11,800	335,710
	Chesapeake Energy Corp. †	7,600	381,140
*	Southwestern Energy Company †	14,200	515,602	Aggregate cost for federal income tax purposes and book purposes is the same. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:
			1,232,452
Retail - 14.65%
*	Chipotle Mexican Grill, Inc. †	1,300	89,050
*	Chipotle Mexican Grill, Inc.			Aggregate gross unrealized appreciation			$ 276,098
	Class B	5,000	320,100	Aggregate gross unrealized depreciation			(817,517)
*	Jamba, Inc. †	15,000	14,850
*	PetMed Express, Inc. †	24,600	356,700	Net unrealized depreciation			$ (541,419)
*	P.F. Chang's China Bistro, Inc. †	10,200	265,200
			1,045,900	(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2008

CALL OPTIONS WRITTEN		Shares Subject to Call	Market Value (Note 1)	Summary of Investments by Industry
					% of Net Assets	Market
				Industry		Value
				Biotechnology	4.77%	$ 340,200
Common Stocks, Expiration Date, Exercise Price				Computers	3.95%	282,188
(Note 3)				Diversified Financial Services	3.43%	244,992
*	American Express Company, 01/17/2009			Food	5.09%	363,588
	Strike $50.00	1,500	1,575	Healthcare - Products	3.19%	227,448
*	American Oriental Bioengineering, Inc., 01/17/2009			Index Fund	2.13%	151,840
	Strike $12.50	14,000	10,850	Insurance	8.11%	578,941
*	ATP Oil & Gas Corporation, 12/20/2008			Internet	6.35%	453,060
	Strike $35.00	2,000	4,400	Investment Company (Closed-ended)	5.36%	382,800
*	Chesapeake Energy Corporation, 1/17/2009			Investment Company (Open-ended)	3.99%	284,599
	Strike $60.00	1,500	6,195	Limited Partnership	4.58%	327,285
*	Chipotle Mexican Grill, Inc., 1/17/2009			Mining	9.49%	677,300
	Strike $115.00	1,300	780	Oil & Gas	17.26%	1,232,452
*	Cisco Systems, Inc., 1/17/2009			Retail	14.65%	1,045,900
	Strike $35.00	1,000	60	Software	5.80%	414,092
*	eBay Inc., 1/17/2009			Telecommunications	3.64%	259,482
	Strike $45.00	2,000	80	Total	101.79%	$7,266,167
*	EMC Corporation, 01/17/2009
	Strike $17.50	4,700	4,136	Summary of Investments by Country
*	Jamba, Inc., 1/17/2009				% of Net Assets	Market
	Strike $2.50	15,000	1,500	Country		Value
*	Kinross Gold Corporation, 11/22/2008			Canada	14.15%	1,010,100
	Strike $25.00	4,200	3,045	China	4.77%	340,200
*	PetMed Express, Inc., 12/20/2008			Israel	3.19%	227,448
	Strike $17.50	12,000	7,500	United States	79.68%	5,688,419
*	P.F. Chang's China Bistro, Inc., 11/18/2008			Total	101.79%	$7,266,167
	Strike $40.00	1,000	50
*	Seabridge Gold Inc., 11/22/2008
	Strike $30.00	4,000	2,600
*	Southwestern Energy Company, 09/20/2008
	Strike $42.50	3,100	4,185
*	Syneron Medical Ltd.,01/17/2009
	Strike $25.00	4,800	600

Total (Premiums Received $79,645)			$ 47,556

*	Non-income producing investment.

See Notes to Financial Statements

Tilson Dividend Fund

Notes To Financial Statements
(Unaudited)

As of July 31, 2008

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 1 - Investment Valuation (Continued) The following is a summary of the inputs used as of July 31, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments In Securities
Level 1	7,266,167
Level 2	0
Level 3	0
Total	$7,266,167

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2008

Note 2 - Foreign Currency Translation (Continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust

By: (Signature and Title)

                                             /s/ Whitney R. Tilson

Whitney R. Tilson

Trustee, President, and Principal Executive Officer

Date: September 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

                                              /s/ Whitney R. Tilson

Whitney R. Tilson

Trustee, President, and Principal Executive Officer

Tilson Investment Trust

Date: September 10, 2008

By: (Signature and Title)

                                             /s/ Glenn H. Tongue

Glenn H. Tongue

Vice President, Treasurer, and Principal Financial Officer

Tilson Investment Trust

Date: September 15, 2008